Quarterly Financial Data (Unaudited) (Restated) (Details) - Schedule of cash flows - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ (152,593)	$ (84,230)	$ (115,707)	$ 402,558	$ 556,947	$ 573,864	$ 560,869	$ 286,851	$ 1,134,733	$ (433,831)	$ 202,621	$ 1,691,680
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account				(534,368)			(688,610)	(558,639)	(1,382,661)		(559,019)	(1,999,894)
Change in fair value of warrant liabilities				(16,418)			(25,857)	(22,480)	(42,506)		(38,214)	(62,869)
Changes in current assets and current liabilities:
Prepaid assets				(40,292)			6,347	(27,677)	12,111		(11,052)	13,762
Accounts payable and accrued expense				91,344			(6,020)	142,875	(5,817)		173,905	(4,414)
Due to related party								100,005			205,000
Due to related parties							(2,379)		(2,379)			(2,379)
Net Cash Used in Operating Activities				(97,176)			(155,650)	(79,065)	(286,519)		(26,759)	(364,114)
Net Decrease in Cash				(465,976)			(155,650)	(467,865)	(286,519)		(475,559)	784,686
Cash – Beginning of the period		9,289	11,178	477,154	165,890	296,759	452,409	477,154	452,409		477,154	452,409	$ 452,409
Cash – Ending of period		1,595	9,289	11,178	1,237,095	165,890	296,759	9,289	165,890		1,595	1,237,095	477,154
Purchase of investment held in Trust Account				(1,148,800)				(1,268,800)			(1,448,800)
Net Cash Provided by Investing Activities				(1,148,800)				104,610,318			104,430,318
Cash withdrawn from Trust Account to pay redeeming shareholders								105,879,118			105,879,118
Proceeds from promissory note – related party				780,000				780,000			780,000
Redemption of ordinary shares								(105,879,118)			(105,879,118)
Change in value of ordinary shares subject to possible redemption				402,566			560,866	286,858	1,134,728		202,627	1,691,675
Accretion of carrying value to redemption value
Cash Flows from Financing Activities:
Proceeds from promissory note								100,000			220,000	1,148,800
Net Cash Provided by Financing Activities				780,000				(104,999,118)			(104,879,118)	1,148,800
Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account
Change in fair value of warrant liabilities
Changes in current assets and current liabilities:
Prepaid assets
Accounts payable and accrued expense
Due to related party
Due to related parties
Net Cash Used in Operating Activities
Net Decrease in Cash
Cash – Beginning of the period
Cash – Ending of period
Purchase of investment held in Trust Account
Net Cash Provided by Investing Activities
Cash withdrawn from Trust Account to pay redeeming shareholders
Proceeds from promissory note – related party
Redemption of ordinary shares
Change in value of ordinary shares subject to possible redemption				(402,566)			(560,866)	(286,858)	(1,134,728)		(202,627)	(1,691,675)
Accretion of carrying value to redemption value				1,683,168			688,610	1,827,439	1,382,661	667,324	2,007,819	1,999,894
Cash Flows from Financing Activities:
Proceeds from promissory note
Net Cash Provided by Financing Activities
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net income	$ (152,593)	(84,230)		402,558			560,869	286,851	1,134,733	(433,831)	202,621	1,691,680
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account				(534,368)			(688,610)	(558,639)	(1,382,661)		(559,019)	(1,999,894)
Change in fair value of warrant liabilities				(16,418)			(25,857)	(22,480)	(42,506)		(38,214)	(62,869)
Changes in current assets and current liabilities:
Prepaid assets				(40,292)			6,347	(27,677)	12,111		(11,052)	13,762
Accounts payable and accrued expense				91,344			(6,020)	142,875	(5,817)		173,905	(4,414)
Due to related party								100,005			205,000
Due to related parties							(2,379)		(2,379)			(2,379)
Net Cash Used in Operating Activities				(97,176)			(155,650)	(79,065)	(286,519)		(26,759)	(364,114)
Net Decrease in Cash				(465,976)			(155,650)	(467,865)	(286,519)		(475,559)	784,686
Cash – Beginning of the period		9,289	11,178	477,154	165,890	296,759	452,409	477,154	452,409		477,154	452,409	452,409
Cash – Ending of period		$ 1,595	$ 9,289	11,178	$ 1,237,095	$ 165,890	296,759	9,289	165,890		1,595	1,237,095	$ 477,154
Purchase of investment held in Trust Account				(1,148,800)				(1,268,800)			(1,448,800)
Net Cash Provided by Investing Activities				(1,148,800)				104,610,318			104,430,318
Cash withdrawn from Trust Account to pay redeeming shareholders								105,879,118			105,879,118
Proceeds from promissory note – related party				780,000				780,000			780,000
Redemption of ordinary shares								(105,879,118)			(105,879,118)
Change in value of ordinary shares subject to possible redemption
Accretion of carrying value to redemption value				1,683,168			$ 688,610	1,827,439	$ 1,382,661	$ 667,324	2,007,819	1,999,894
Cash Flows from Financing Activities:
Proceeds from promissory note								100,000			220,000	1,148,800
Net Cash Provided by Financing Activities				$ 780,000				$ (104,999,118)			$ (104,879,118)	$ 1,148,800